UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.4%

Security	Principal Amount (000’s omitted)*	Value
Aerospace — 0.7%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,775	$1,912,563
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,462,756
Orbital ATK, Inc., 5.50%, 10/1/23	555	585,525
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,295,112
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,154,019

		$12,409,975

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	2,770	$2,119,050

		$2,119,050

Automotive & Auto Parts — 0.8%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	660	$665,416
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	1,065	1,063,669
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(1)	850	844,688
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,050	3,194,875
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	343,775
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	320,365
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,430,676
Navistar International Corp., 8.25%, 11/1/21	4,475	4,533,734
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,316,800
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	811,388

		$14,525,386

Banks & Thrifts — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	1,200	$1,221,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,822,374
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,670,875
CIT Group, Inc., 5.375%, 5/15/20	835	903,887
CIT Group, Inc., 5.50%, 2/15/19(1)	490	515,382
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,510,134

		$14,643,652

Broadcasting — 1.3%
CBS Radio, Inc., 7.25%, 11/1/24(1)	2,290	$2,424,537
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,151,250
Netflix, Inc., 5.50%, 2/15/22	1,790	1,946,625
Netflix, Inc., 5.875%, 2/15/25	2,155	2,418,988
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,762,625
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	3,058,612
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,325,469
Tribune Media Co., 5.875%, 7/15/22	2,400	2,529,000

		$23,617,106

Security	Principal Amount (000’s omitted)*	Value
Building Materials — 1.5%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	3,695	$3,861,275
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	2,285	2,407,819
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,449,525
CD&R Waterworks Merger Sub, LLC, 6.125%, 8/15/25(1)(4)	1,850	1,891,625
FBM Finance, Inc., 8.25%, 8/15/21(1)	3,190	3,437,225
HD Supply, Inc., 5.25%, 12/15/21(1)	1,035	1,089,984
HD Supply, Inc., 5.75%, 4/15/24(1)	3,030	3,253,462
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,791,238
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,103,763
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,340	3,598,850
USG Corp., 5.50%, 3/1/25(1)	345	369,581

		$27,254,347

Cable/Satellite TV — 7.3%
Altice Financing S.A., 6.50%, 1/15/22(1)	395	$412,657
Altice Financing S.A., 6.625%, 2/15/23(1)	2,970	3,153,769
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	3,014,000
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	7,190,950
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,020,925
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,467,812
Cablevision Systems Corp., 5.875%, 9/15/22	2,915	3,086,256
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,525,125
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	6,124,198
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,238,069
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,110,394
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,195,954
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,120,550
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,936,188
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,461,824
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	241,387
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	5,404	5,512,080
CSC Holdings, LLC, 5.25%, 6/1/24	385	400,785
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,600,613
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,119,450
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,895,631
CSC Holdings, LLC, 10.875%, 10/15/25(1)	3,862	4,827,500
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,743,714
DISH DBS Corp., 5.875%, 11/15/24	420	457,275
DISH DBS Corp., 6.75%, 6/1/21	3,625	4,010,156
DISH DBS Corp., 7.75%, 7/1/26	2,950	3,540,000
SFR Group S.A., 6.00%, 5/15/22(1)	9,035	9,463,982
SFR Group S.A., 6.25%, 5/15/24(1)	585	620,100
SFR Group S.A., 7.375%, 5/1/26(1)	6,705	7,283,306
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	1,009,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,133	2,218,320
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	2,024,088
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,363,200
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,724,188
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,590,000
VTR Finance B.V., 6.875%, 1/15/24(1)	4,615	4,932,281

Security	Principal Amount (000’s omitted)*		Value
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)		1,225	$1,274,000
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)		4,005	4,150,633

			$134,061,160

Capital Goods — 1.0%
Anixter, Inc., 5.50%, 3/1/23		2,335	$2,513,044
Welbilt, Inc., 9.50%, 2/15/24		8,120	9,480,100
Wittur International Holding GmbH, 8.50%, 2/15/23(1)	EUR	5,800	7,217,432

			$19,210,576

Chemicals — 1.8%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		1,490	$1,542,150
Chemours Co. (The), 5.375%, 5/15/27		1,265	1,336,156
Chemours Co. (The), 7.00%, 5/15/25		1,295	1,450,400
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		5,620	5,858,850
Platform Specialty Products Corp., 10.375%, 5/1/21(1)		1,995	2,204,475
PQ Corp., 6.75%, 11/15/22(1)		900	976,968
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,219,069
Tronox Finance, LLC, 6.375%, 8/15/20		7,490	7,546,175
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620	2,757,550
Valvoline, Inc., 5.50%, 7/15/24(1)		835	887,187
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,879,750
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,971,350
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,445,925
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	566,344

			$33,642,349

Consumer Products — 1.4%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		3,490	$3,568,525
Central Garden & Pet Co., 6.125%, 11/15/23		6,300	6,772,500
HRG Group, Inc., 7.875%, 7/15/19		6,550	6,682,637
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23		925	997,844
Spectrum Brands, Inc., 5.75%, 7/15/25		1,685	1,805,056
Tempur Sealy International, Inc., 5.50%, 6/15/26		865	893,113
Tempur Sealy International, Inc., 5.625%, 10/15/23		1,910	2,003,113
Vista Outdoor, Inc., 5.875%, 10/1/23		2,365	2,435,950

			$25,158,738

Containers — 2.4%
ARD Finance S.A., 6.625%, 9/15/23(5)	EUR	2,585	$3,282,672
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		1,540	1,586,200
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,720,156
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385	397,994
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		5,270	5,642,167
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		6,145	6,805,587
Berry Plastics Corp., 6.00%, 10/15/22		1,770	1,887,263
BWAY Holding Co., 5.50%, 4/15/24(1)		4,355	4,578,194
BWAY Holding Co., 7.25%, 4/15/25(1)		4,445	4,645,025
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985	4,423,350
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,123,728
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		2,635	2,776,631
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		1,202	1,236,857

Security	Principal Amount (000’s omitted)*	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	2,075	$2,250,078

		$44,355,902

Diversified Financial Services — 2.4%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	2,655	$2,767,838
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,880	5,990,250
DAE Funding, LLC, 4.50%, 8/1/22(1)(4)	2,430	2,478,600
DAE Funding, LLC, 5.00%, 8/1/24(1)(4)	4,055	4,151,306
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,795	1,847,728
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	2,030	2,118,183
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,389,750
Navient Corp., 5.50%, 1/15/19	2,490	2,592,713
Navient Corp., 7.25%, 1/25/22	45	49,444
Navient Corp., 8.00%, 3/25/20	6,065	6,723,052
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	8,490	8,670,412
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	4,985	5,087,816

		$43,867,092

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,133,325
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,212,656
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	448,338
IAC/InterActiveCorp, 4.875%, 11/30/18	1,451	1,468,049
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	12,342,200
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,254,488

		$18,859,056

Energy — 12.2%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	3,170	$3,217,550
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	800	834,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	1,860	1,887,900
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	1,615	1,663,450
Andeavor, 5.375%, 10/1/22	1,970	2,036,815
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	676,000
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,633,275
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,948,062
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,585	1,644,438
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,468,844
Antero Resources Corp., 5.625%, 6/1/23	2,295	2,363,850
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	786,038
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,695,900
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(1)	3,185	3,324,344
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	4,370	4,752,375
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,827,406
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	803	854,191
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,234,187
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,433,975
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,561,269
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	4,509	4,824,630
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,850	3,927,000
Denbury Resources, Inc., 5.50%, 5/1/22	715	389,675
Denbury Resources, Inc., 9.00%, 5/15/21(1)	3,560	3,408,700

Security	Principal Amount (000’s omitted)*	Value
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	$1,096,200
Diamondback Energy, Inc., 5.375%, 5/31/25	2,870	2,984,800
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	5,953,256
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,112,625
Energy Transfer Equity, L.P., 5.875%, 1/15/24	1,610	1,742,825
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	2,020,300
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,872,675
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	1,071,169
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)(4)	1,250	1,292,188
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	3,730	3,911,837
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	4,670	4,705,025
Gulfport Energy Corp., 6.00%, 10/15/24(1)	3,115	3,097,556
Gulfport Energy Corp., 6.625%, 5/1/23	5,945	6,034,175
Halcon Resources Corp., 6.75%, 2/15/25(1)	2,825	2,902,687
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,218,881
Matador Resources Co., 6.875%, 4/15/23	3,970	4,228,050
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,187,475
Newfield Exploration Co., 5.375%, 1/1/26	2,285	2,393,537
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,613,300
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,547,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)(4)	780	804,375
NGPL PipeCo, LLC, 4.875%, 8/15/27(1)(4)	785	810,513
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	927,988
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	895,500
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,567,187
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	1,410	1,441,725
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,690,625
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,125,775
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,030	5,080,300
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25(1)	1,575	1,551,375
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,413,050
PDC Energy, Inc., 6.125%, 9/15/24(1)	790	814,688
Precision Drilling Corp., 6.50%, 12/15/21	475	469,063
Precision Drilling Corp., 6.625%, 11/15/20	939	934,025
Precision Drilling Corp., 7.75%, 12/15/23	195	196,950
Resolute Energy Corp., 8.50%, 5/1/20	3,810	3,857,625
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,437,975
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,222,775
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,747,425
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,008,125
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,499,137
SM Energy Co., 5.625%, 6/1/25	1,850	1,739,000
SM Energy Co., 6.50%, 11/15/21	1,895	1,895,000
SM Energy Co., 6.50%, 1/1/23	2,820	2,827,050
SM Energy Co., 6.75%, 9/15/26	1,580	1,580,000
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23	1,250	1,321,875
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,000	4,080,000
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,005	2,847,237
Weatherford International, Ltd., 8.25%, 6/15/23	755	768,213
Weatherford International, Ltd., 9.875%, 2/15/24(1)	1,765	1,901,788
Whiting Petroleum Corp., 5.00%, 3/15/19	875	870,625
Whiting Petroleum Corp., 5.75%, 3/15/21	500	476,250

Security	Principal Amount (000’s omitted)*	Value
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	5,015	$4,927,237
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,277,471
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,377,815
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	3,040,950
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	3,270	3,434,082
WPX Energy, Inc., 7.50%, 8/1/20	1,860	1,999,500

		$224,239,729

Entertainment/Film — 0.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	5,385	$5,506,162
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	515,575
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,112,819

		$7,134,556

Environmental — 1.0%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,198,000
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,206,550
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,649,025
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,491,825
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,923,237
GFL Environmental, Inc., 5.625%, 5/1/22(1)	1,040	1,079,000
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,506,688

		$18,054,325

Food & Drug Retail — 0.7%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(1)	670	$609,700
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	1,770	1,668,225
Rite Aid Corp., 6.125%, 4/1/23(1)	3,875	3,855,625
Safeway, Inc., 7.25%, 2/1/31	3,665	3,390,125
Safeway, Inc., 7.45%, 9/15/27	3,054	2,924,205

		$12,447,880

Food/Beverage/Tobacco — 2.3%
Dean Foods Co., 6.50%, 3/15/23(1)	8,200	$8,517,750
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	4,377,150
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	5,820	6,285,600
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	535,600
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,158,313
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,619,087
Post Holdings, Inc., 5.50%, 3/1/25(1)	4,300	4,547,250
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,326,563
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,090,400
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,918,787
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,906,594
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	1,046,764

		$42,329,858

Gaming — 2.6%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	$1,047,103
Eldorado Resorts, Inc., 6.00%, 4/1/25	1,010	1,085,750
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	8,855	9,231,337
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	878,850
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,624,326

Security	Principal Amount (000’s omitted)*		Value
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		3,550	$3,872,830
International Game Technology PLC, 6.50%, 2/15/25(1)		720	798,300
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		2,390	2,419,875
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		2,505	2,742,975
MGM Resorts International, 6.00%, 3/15/23		1,970	2,186,700
MGM Resorts International, 6.625%, 12/15/21		2,840	3,202,100
MGM Resorts International, 7.75%, 3/15/22		3,900	4,591,860
Scientific Games International, Inc., 7.00%, 1/1/22(1)		4,020	4,291,350
Scientific Games International, Inc., 10.00%, 12/1/22		2,545	2,847,219
Station Casinos, LLC, 7.50%, 3/1/21		780	815,100
Studio City Co., Ltd., 7.25%, 11/30/21(1)		1,895	2,039,020
Sugarhouse HSP Gaming Prop Mezz, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(1)		2,985	2,992,462
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)		3,605	1,351,875

			$49,019,032

Health Care — 9.6%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		1,025	$1,074,969
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		1,195	1,287,613
Alere, Inc., 6.375%, 7/1/23(1)		3,020	3,261,600
Alere, Inc., 6.50%, 6/15/20		1,489	1,518,780
Alere, Inc., 7.25%, 7/1/18		515	517,704
Centene Corp., 4.75%, 5/15/22		885	938,100
Centene Corp., 4.75%, 1/15/25		5,365	5,606,425
Centene Corp., 5.625%, 2/15/21		2,250	2,345,625
Centene Corp., 6.125%, 2/15/24		3,740	4,076,600
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		10,220	10,501,050
CHS/Community Health Systems, Inc., 7.125%, 7/15/20		3,985	3,867,793
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(1)(5)		2,945	3,070,162
Envision Healthcare Corp., 5.625%, 7/15/22		1,435	1,491,503
Envision Healthcare Corp., 6.25%, 12/1/24(1)		4,965	5,362,200
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)		1,510	1,610,038
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)		1,260	1,428,525
Grifols S.A., 3.20%, 5/1/25(1)	EUR	10,000	12,047,631
HCA, Inc., 4.50%, 2/15/27		795	815,621
HCA, Inc., 5.25%, 6/15/26		4,595	4,984,141
HCA, Inc., 5.875%, 2/15/26		12,010	13,120,925
HCA, Inc., 6.50%, 2/15/20		505	552,975
HCA, Inc., 7.50%, 2/15/22		1,530	1,770,975
HCA Healthcare, Inc., 6.25%, 2/15/21		1,030	1,120,125
Hologic, Inc., 5.25%, 7/15/22(1)		3,260	3,455,600
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)		3,684	4,052,400
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		8,420	8,967,300
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)		2,360	2,501,600
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		4,000	4,510,000
MEDNAX, Inc., 5.25%, 12/1/23(1)		1,645	1,698,463
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		18,175	19,719,875
PRA Holdings, Inc., 9.50%, 10/1/23(1)		4,146	4,596,877
Teleflex, Inc., 4.875%, 6/1/26		1,740	1,800,900
Teleflex, Inc., 5.25%, 6/15/24		845	887,250

Security	Principal Amount (000’s omitted)*	Value
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	$1,734,106
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,089,213
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,553,388
Tenet Healthcare Corp., 8.125%, 4/1/22	4,415	4,757,162
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,890	4,229,850
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	9,845	9,623,487
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	2,855	3,019,163
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	86	86,129
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	5,755	6,143,462
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,491,750
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,405,625

		$176,694,680

Homebuilders/Real Estate — 0.8%
CalAtlantic Group, Inc., 5.00%, 6/15/27	1,585	$1,612,738
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	3,094,106
Mattamy Group Corp., 6.875%, 12/15/23(1)	5,225	5,342,562
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,915,800
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,744,550

		$14,709,756

Hotels — 0.5%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	5,260	$5,509,850
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	3,180	3,219,750
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,329,975

		$10,059,575

Insurance — 1.1%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	3,780	$4,044,600
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	7,265	7,482,950
AssuredPartners, Inc., 7.00%, 8/15/25(1)(4)	1,890	1,908,900
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(5)	2,620	2,623,275
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,869,888

		$19,929,613

Leisure — 0.6%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	2,710	$2,794,688
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,840	2,946,500
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,398,280
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,865,500
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	2,010	2,115,525

		$11,120,493

Metals/Mining — 3.6%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	1,605	$1,777,538
Eldorado Gold Corp., 6.125%, 12/15/20(1)	9,000	9,225,000
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	5,830	6,281,825
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	1,390	1,449,075
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	4,600	4,755,250
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	8,155	8,391,495
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	837,900

Security	Principal Amount (000’s omitted)*	Value
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	$1,655,513
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	2,130	2,319,037
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	2,455	2,706,637
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	790,075
Lundin Mining Corp., 7.875%, 11/1/22(1)	1,055	1,155,225
New Gold, Inc., 6.25%, 11/15/22(1)	8,739	9,088,560
New Gold, Inc., 6.375%, 5/15/25(1)	1,505	1,565,200
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,671,400
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,563,275
SunCoke Energy, Inc., 7.625%, 8/1/19	89	89,111
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	2,975	3,079,125
Teck Resources, Ltd., 5.20%, 3/1/42	665	652,531
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,521,825
Teck Resources, Ltd., 6.00%, 8/15/40	745	797,150
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,917,875

		$67,290,622

Publishing/Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	3,445	$3,320,119
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(5)	1,565	1,572,825

		$4,892,944

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$8,114,775

		$8,114,775

Restaurants — 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 4.25%, 5/15/24(1)	5,860	$5,907,583
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	3,680	3,772,000
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,731,130
Landry’s, Inc., 6.75%, 10/15/24(1)	2,585	2,656,863
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	2,006,319
Yum! Brands, Inc., 3.875%, 11/1/20	855	883,856
Yum! Brands, Inc., 3.875%, 11/1/23	265	265,331
Yum! Brands, Inc., 5.30%, 9/15/19	600	636,750

		$21,859,832

Services — 5.1%
Aramark Services, Inc., 5.125%, 1/15/24	3,695	$3,933,660
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	2,820	3,066,750
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	735,000
Carlson Travel, Inc., 6.75%, 12/15/23(1)	2,525	2,569,187
Carlson Travel, Inc., 9.50%, 12/15/24(1)	1,800	1,822,500
Cloud Crane, LLC, 10.125%, 8/1/24(1)	3,585	4,042,087
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,345,600
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	2,935	2,867,201
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,280,738
Gartner, Inc., 5.125%, 4/1/25(1)	2,910	3,084,600
Hertz Corp. (The), 5.50%, 10/15/24(1)	1,465	1,201,300
Hertz Corp. (The), 6.25%, 10/15/22	985	864,338

Security	Principal Amount (000’s omitted)*	Value
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	$2,430,214
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	3,310	3,458,950
Laureate Education, Inc., 8.25%, 5/1/25(1)	5,920	6,452,800
Laureate Education, Inc., 9.25%, 9/1/19	5,050	6,423,297
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	4,985	5,576,969
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,131,550
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	1,470	1,545,911
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,649,075
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	950,250
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,625,505
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,677,575
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	7,425	7,295,062
TMS International Corp., 7.625%, 10/15/21(1)	2,780	2,912,745
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,102,500
United Rentals North America, Inc., 6.125%, 6/15/23	1,020	1,069,725
United Rentals North America, Inc., 7.625%, 4/15/22	217	227,036
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,587,494

		$93,929,619

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	$989,400
Allegheny Technologies, Inc., 7.875%, 8/15/23	2,300	2,426,500
ArcelorMittal, 6.75%, 2/25/22	1,670	1,891,275
Steel Dynamics, Inc., 5.50%, 10/1/24	505	541,613
United States Steel Corp., 8.375%, 7/1/21(1)	2,540	2,816,225
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	295	334,825

		$8,999,838

Super Retail — 2.1%
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	$1,936,400
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,627,313
Hot Topic, Inc., 9.25%, 6/15/21(1)	3,425	3,240,906
L Brands, Inc., 6.875%, 11/1/35	5,010	4,834,650
L Brands, Inc., 8.50%, 6/15/19	3,620	4,009,150
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,376,850
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,256,938
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,234,700
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,254,675
PVH Corp., 7.75%, 11/15/23	3,385	4,078,925
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	1,065	1,091,625
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,710,062

		$38,652,194

Technology — 8.5%
Avaya, Inc., 9.00%, 4/1/19(1)(7)	1,380	$1,131,600
Camelot Finance S.A., 7.875%, 10/15/24(1)	2,465	2,686,850
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,643,750
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	4,045	4,065,225
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	3,615	3,904,200
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)	2,490	2,747,752
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	3,940	4,141,925

Security	Principal Amount (000’s omitted)*	Value
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	6,685	$7,477,514
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,190	4,664,966
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,296,250
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,193,875
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,117,900
First Data Corp., 7.00%, 12/1/23(1)	9,365	10,125,906
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,707,031
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,692,431
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(5)	3,120	3,244,800
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	3,245	3,395,081
Match Group, Inc., 6.375%, 6/1/24	1,990	2,174,075
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,845	1,934,368
Micron Technology, Inc., 7.50%, 9/15/23	3,335	3,728,163
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,987,650
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,406,050
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,739,180
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	2,505	2,711,663
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	9,065	9,008,344
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,849,525
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	5,116,650
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,448,025
Symantec Corp., 5.00%, 4/15/25(1)	2,125	2,231,250
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	4,035	4,377,975
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	4,380	4,872,750
Western Digital Corp., 7.375%, 4/1/23(1)	7,970	8,767,000
Western Digital Corp., 10.50%, 4/1/24	8,255	9,792,494
Zebra Technologies Corp., 7.25%, 10/15/22	7,280	7,762,300

		$157,144,518

Telecommunications — 7.4%
CenturyLink, Inc., 6.75%, 12/1/23	2,030	$2,161,950
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,890,137
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,310	1,329,650
Digicel, Ltd., 6.00%, 4/15/21(1)	3,915	3,820,061
Equinix, Inc., 5.375%, 5/15/27	2,160	2,340,900
Equinix, Inc., 5.875%, 1/15/26	3,890	4,269,275
Frontier Communications Corp., 6.25%, 9/15/21	2,985	2,633,307
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,550,250
Frontier Communications Corp., 7.625%, 4/15/24	285	233,700
Frontier Communications Corp., 10.50%, 9/15/22	3,870	3,647,475
Frontier Communications Corp., 11.00%, 9/15/25	2,445	2,243,288
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,939,633
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,333,960
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,175	3,480,594
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,691,212
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	3,208,625
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,794,294
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(1)	2,960	3,067,300
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,321,700
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,492,825

Security	Principal Amount (000’s omitted)*	Value
SBA Communications Corp., 4.875%, 9/1/24	2,885	$3,004,006
Sprint Capital Corp., 6.875%, 11/15/28	5,760	6,292,800
Sprint Communications, Inc., 6.00%, 11/15/22	255	269,663
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	4,139,100
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	2,007,105
Sprint Corp., 7.125%, 6/15/24	2,270	2,494,163
Sprint Corp., 7.25%, 9/15/21	4,985	5,520,887
Sprint Corp., 7.625%, 2/15/25	3,285	3,712,050
Sprint Corp., 7.875%, 9/15/23	16,705	19,001,937
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,321,469
T-Mobile USA, Inc., 6.50%, 1/15/26	13,337	14,870,755
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,891,900
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	4,170	4,227,337
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	1,805	1,917,813
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,096,325
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,887,313

		$136,104,759

Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, 7.00%, 3/1/21(1)	1,245	$1,198,313
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,595	1,664,781
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,451,475

		$7,314,569

Utilities — 1.6%
AES Corp. (The), 5.50%, 3/15/24	1,330	$1,396,500
AES Corp. (The), 5.50%, 4/15/25	285	299,963
AES Corp. (The), 6.00%, 5/15/26	5,280	5,695,800
Dynegy, Inc., 6.75%, 11/1/19	1,670	1,735,756
Dynegy, Inc., 7.375%, 11/1/22	3,085	3,135,131
Dynegy, Inc., 7.625%, 11/1/24	2,185	2,174,075
Dynegy, Inc., 8.00%, 1/15/25(1)	1,785	1,776,075
NRG Energy, Inc., 7.25%, 5/15/26	4,085	4,340,313
NRG Energy, Inc., 7.875%, 5/15/21	297	307,395
NRG Yield Operating, LLC, 5.00%, 9/15/26	3,660	3,753,769
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	2,135	2,263,100
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	345	360,525
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	2,680	2,867,600

		$30,106,002

Total Corporate Bonds & Notes (identified cost $1,496,778,152)		$1,573,873,558

Senior Floating-Rate Loans — 6.5%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.48%, Maturing 9/1/21	$1,955	$1,968,441

		$1,968,441

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 5.23%, Maturing 11/30/23	$2,709	$2,739,119

		$2,739,119

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 3.98%, Maturing 3/20/22	$3,335	$3,352,719

		$3,352,719

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.69%, Maturing 8/23/21	$7,065	$7,619,164

		$7,619,164

Food/Beverage/Tobacco — 0.1%
Nature’s Bounty Co. (The), Term Loan, 4.80%, Maturing 5/5/23	$2,114	$2,120,529

		$2,120,529

Gaming — 0.3%
GLP Financing, LLC, Term Loan, 2.97%, Maturing 4/29/21	$4,150	$4,118,875
Lago Resort & Casino, LLC, Term Loan, 10.80%, Maturing 3/7/22	1,045	1,047,612

		$5,166,487

Health Care — 1.1%
Envision Healthcare Corporation, Term Loan, 4.30%, Maturing 12/1/23	$2,992	$3,014,177
inVentiv Health, Inc., Term Loan, 4.95%, Maturing 11/9/23	3,716	3,728,934
MPH Acquisition Holdings, LLC, Term Loan, 4.30%, Maturing 6/7/23	4,364	4,386,540
Press Ganey Holdings, Inc., Term Loan, 4.48%, Maturing 10/21/23	3,711	3,739,185
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.48%, Maturing 10/21/24	3,900	4,004,813
Vizient, Inc., Term Loan, 4.73%, Maturing 2/13/23	893	905,330

		$19,778,979

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.23%, Maturing 5/4/22	$2,000	$1,977,266

		$1,977,266

Services — 0.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.80%, Maturing 7/25/22	$6,185	$5,798,438
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.73%, Maturing 12/17/21	1,341	1,346,735

		$7,145,173

Super Retail — 0.5%
National Vision, Inc., Term Loan, 4.23%, Maturing 3/12/21	$3,870	$3,886,239
National Vision, Inc., Term Loan - Second Lien, 6.98%, Maturing 3/11/22	5,414	5,326,022

		$9,212,261

Technology — 1.1%
EIG Investors Corp., Term Loan, 5.24%, Maturing 2/9/23	$9,414	$9,504,317
Riverbed Technology, Inc., Term Loan, 4.49%, Maturing 4/24/22	832	821,021
Solera, LLC, Term Loan, 4.51%, Maturing 3/3/23	3,512	3,538,843
Veritas Bermuda Ltd., Term Loan, 5.80%, Maturing 1/27/23	5,607	5,661,655

		$19,525,836

Telecommunications — 2.0%
Asurion, LLC, Term Loan, 4.48%, Maturing 8/4/22	$4,844	$4,869,772
Asurion, LLC, Term Loan - Second Lien, 8.73%, Maturing 3/3/21	9,100	9,125,598
Asurion, LLC, Term Loan - Second Lien, Maturing 7/11/25(9)	8,900	9,148,461
CenturyLink, Inc., Term Loan, 2.75%, Maturing 1/31/25	7,000	6,915,237

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Intelsat Jackson Holdings S.A., Term Loan, 4.00%, Maturing 6/30/19	$3,250	$3,242,892
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.23%, Maturing 8/31/21	4,350	4,458,750

		$37,760,710

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$470,625
CEVA Intercompany B.V., Term Loan, 6.81%, Maturing 3/19/21	562	528,591
CEVA Logistics Canada, ULC, Term Loan, 6.81%, Maturing 3/19/21	97	91,136
CEVA Logistics US Holdings, Inc., Term Loan, 6.81%, Maturing 3/19/21	775	729,090

		$1,819,442

Total Senior Floating-Rate Loans (identified cost $118,773,763)		$120,186,126

Convertible Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.1%
NuVasive, Inc., 2.25%, 3/15/21	$1,500	$1,880,625

		$1,880,625

Utilities — 1.1%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$7,880	$7,875,075
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,533,437
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	7,172,966

		$19,581,478

Total Convertible Bonds (identified cost $20,209,319)		$21,462,103

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75%, 5/17/32(1)(10)	$7,954	$8,035,077

Total Asset-Backed Securities (identified cost $7,893,736)		$8,035,077

Commercial Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$6,855	$6,887,490

Total Commercial Mortgage-Backed Securities (identified cost $6,783,405)		$6,887,490

Common Stocks — 1.4%

Security	Shares	Value
Consumer Products — 0.0%(11)
HF Holdings, Inc.(6)(12)(13)	13,600	$208,624

		$208,624

Energy — 0.7%
Ascent CNR Corp., Class A(6)(12)(13)	6,273,462	$1,405,256
Bonanza Creek Energy, Inc.(12)	50,933	1,479,094
Holly Energy Partners, L.P.	90,000	3,240,000
Nine Point Energy Holdings, Inc.(1)(6)(12)	26,261	386,194
Patterson-UTI Energy, Inc.	77,595	1,500,687
Seven Generations Energy, Ltd., Class A(12)	265,561	4,615,767

		$12,626,998

Gaming — 0.2%
Melco Resorts & Entertainment, Ltd. ADR	125,000	$2,525,000
New Cotai Participation Corp., Class B(6)(12)(13)	7	48,797

		$2,573,797

Health Care — 0.4%
Centene Corp.(12)	30,000	$2,382,600
Envision Healthcare Corp.(12)	70,100	3,955,743
NuVasive, Inc.(12)	12,694	835,138

		$7,173,481

Metals/Mining — 0.1%
SunCoke Energy Partners , L.P.	133,956	$2,511,675

		$2,511,675

Utilities — 0.0%(11)
NextEra Energy Partners, L.P.	12,100	$498,762

		$498,762

Total Common Stocks (identified cost $25,841,929)		$25,593,337

Convertible Preferred Stocks — 0.0%(11)

Security	Shares	Value
Energy — 0.0%(11)
Nine Point Energy Holdings, Inc., Series A, 12.00%(1)(5)(6)	591	$591,000

Total Convertible Preferred Stocks (identified cost $591,000)		$591,000

Miscellaneous — 1.0%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(6)(12)	8,415,190	$0

		$0

Security	Principal Amount/ Shares	Value
Gaming — 1.0%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(12)	$1,190,644	$596
PGP Investors, LLC, Membership Interests(6)(12)(13)	25,714	17,382,853

		$17,383,449

Total Miscellaneous (identified cost $8,868,750)		$17,383,449

Short-Term Investments — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(14)	61,923,100	$61,935,485

Total Short-Term Investments (identified cost $61,938,404)		$61,935,485

Total Investments — 99.7% (identified cost $1,747,678,458)		$1,835,947,625

Other Assets, Less Liabilities — 0.3%		$6,432,640

Net Assets — 100.0%		$1,842,380,265

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $945,371,578 or 51.3% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued/delayed delivery security.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(10)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2017.

(11)	Amount is less than 0.05%.

(12)	Non-income producing security.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $449,244.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,849,814	CAD	6,020,268	State Street Bank and Trust Company	10/31/17	$15,587	$—
USD	22,719,495	EUR	19,364,746	State Street Bank and Trust Company	10/31/17	—	(314,800)

						$15,587	$(314,800)

Abbreviations:

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At July 31, 2017, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,405,256
HF Holdings, Inc.	10/27/09	13,600	730,450	208,624
New Cotai Participation Corp., Class B	4/12/13	7	216,125	48,797

Total Common Stocks			$946,575	$1,662,677

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$17,382,853

Total Miscellaneous			$8,868,750	$17,382,853

Total Restricted Securities			$9,815,325	$19,045,530

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $15,587 and $314,800, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,759,976,868

Gross unrealized appreciation	$92,667,381
Gross unrealized depreciation	(16,696,624)

Net unrealized appreciation	$75,970,757

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,573,873,558	$—	$1,573,873,558
Senior Floating-Rate Loans	—	120,186,126	—	120,186,126
Convertible Bonds	—	21,462,103	—	21,462,103
Asset-Backed Securities	—	8,035,077	—	8,035,077
Commercial Mortgage-Backed Securities	—	6,887,490	—	6,887,490
Common Stocks	23,544,466	—	2,048,871	25,593,337
Convertible Preferred Stocks	—	—	591,000	591,000
Miscellaneous	—	596	17,382,853	17,383,449
Short-Term Investments	—	61,935,485	—	61,935,485
Total Investments	$23,544,466	$1,792,380,435	$20,022,724	$1,835,947,625
Forward Foreign Currency Exchange Contracts	$—	$15,587	$—	$15,587
Total	$23,544,466	$1,792,396,022	$20,022,724	$1,835,963,212

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(314,800)	$—	$(314,800)
Total	$—	$(314,800)	$—	$(314,800)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017